Financial instruments - Additional Information (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 21,585,000	$ 28,084,000
Net Liabilities denominated in foreign currencies	31,602,000	16,034,000
Cash and cash equivalents	1,657,000	5,241,000	$ 7,361,000	$ 27,587,000
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies		$ 2,200,000
Net Liabilities denominated in foreign currencies	$ 11,400,000
Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	1.00%	1.00%
Favourable/adverse effect on profit before tax and equity	$ 16,575	$ 52,411